U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 25, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”) Securities Act Registration No: 333-172080 Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (each a “Fund” and collectively, the “Funds”), each a series of Delaware Pooled Trust, to reorganize The Large-Cap Growth Equity Portfolio into the Jackson Square Large-Cap Growth Fund (IS Class), The Focus Smid-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund (IS Class) and The Select 20 Portfolio into the Jackson Square Select 20 Growth Fund (IS Class), each a series of the Trust.  The reorganizations of The Large-Cap Growth Equity Portfolio into the Jackson Square Large-Cap Growth Fund (IS Class) and The Select 20 Portfolio into the Jackson Square Select 20 Growth Fund (IS Class) are each shell fund reorganizations, therefore no pro forma financial statements are included.  The reorganization of The Focus Smid-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund (IS Class) is a C reorganization business combination, which will result in The Focus Smid-Cap Growth Equity Portfolio being the accounting survivor.  It is anticipated that this Registration Statement will become effective on or about June24, 2016, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.